As filed with the Securities and Exchange Commission on August 14, 2008.

Commission File No. 2-85378
Commission File No. 811-3462

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 60

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 60

The Flex-funds®
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code: (614) 766-7000

Robert S. Meeder, Jr., President - Meeder Asset Management, Inc.
P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box).

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 25, 2008 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 59 to its Registration Statement until August 25, 2008. The Prospectus and Statement of Additional Infomation for The Flex-Funds previously filed on June 16, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 59 (accession number 0001144204-08-035327), is hereby incorporated by reference.

PART C
OTHER INFORMATION

Item 23. Exhibits

(a)	Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(b)	By-Laws of the Trust -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(c)	Articles V, VI and VII of the Registrant’s Declaration of Trust and Article II of the Registrant’s By-Laws.

(d)
(1)   Investment Advisory Agreement between The Muirfield Fund® and Meeder Asset Management, Inc. effective April 11, 2003 - filed as an exhibit to Registrant’s Post-Effective Amendment No. 58 on April 30, 2008,  which is incorporated by reference herein.

(2)
Investment Advisory Agreement between the The Quantex Fund™ (formerly The Highlands Growth Fund) and Meeder Asset Management, Inc. effective April 11, 2003 - filed as an exhibit to Registrant’s Post-Effective Amendment No. 58 on April 30, 2008,  which is incorporated by reference herein.

(3)
Investment Advisory Agreement between the The U.S. Government Bond Fund and Meeder Asset Management, Inc. effective April 11, 2003 - filed as an exhibit to Registrant’s Post-Effective Amendment No. 58 on April 30, 2008,  which is incorporated by reference herein.

(4)
Investment Advisory Agreement between The Money Market Portfolio and Meeder Asset Management, Inc., formerly R.Meeder & Associates, Inc., filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(5)
Investment Advisory Agreement between the Growth Mutual Fund Portfolio and R. Meeder & Associates - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(6)
Investment Advisory Agreement between the Aggressive Growth Mutual Fund Portfolio and R. Meeder & Associates- filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(7)
Investment Advisory Agreement between the Defensive Balanced Fund (formerly The Defensive Growth Fund) and Meeder Asset Management, Inc. dated January 31, 2006 -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(8)
Investment Advisory Agreement between the Strategic Growth Fund (formerly The Focused Growth Fund) and Meeder Asset Management, Inc. dated January 31, 2006 -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(9)
Investment Advisory Agreement between the Socially Responsible Utilities Fund (formerly The Total Return Utilities Fund) on April 11, 2003 - filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 on April 30, 2008,  which is incorporated herein by reference herein.

(10)
Amended Investment Subadvisory Agreement between Meeder Asset Management, Inc., formerly R. Meeder & Associates, Inc., and Miller/Howard Investments, Inc., effective April 18, 1997 - filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 on April 30, 2008,  which is incorporated herein by reference herein.

(e)	Not applicable.

(f)	Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated by reference.

(g)
Custodian Agreement between the Registrant and The Huntington National Bank - filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48 on or about April 30, 2004, which exhibit is incorporated by reference herein.

(h)
(1)   Administrative Services Agreement between The Flex-funds and Mutual Funds Service Co.--filed as an Exhibit to Registrant's Post-Effective Amendment No. 31 on or about February 28, 1995, which exhibit is incorporated by reference herein.

(2)
Administrative Services Agreement between The Flex-funds Dynamic Growth Fund and Mutual Funds Service Co. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(3)
Administrative Services Agreement between The Flex-funds Aggressive Growth Fund and Mutual Funds Service Co. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(i)
Opinion and Consent of Counsel - filed as an exhibit to Registrant’s First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on July 20, 1982, which exhibit is incorporated herein by reference.

(j)	Not applicable.

(k)	Not applicable.

(l)
Agreements etc. for initial capital, etc. -- reference is made to Part II, Item 1(b)(13) of Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

(m)
(1)   12b-1 Plans for The Quantex Fund™ (formerly The Highland Growth Fund), The U.S. Government Bond Fund and The Money Market Fund -- reference is made to the exhibits referred to in Part C, Item 24(b)(15) of Registrant's Third Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about March 1, 1985, and is incorporated herein by reference.

(2)
The 12b-1 Plan for The Muirfield Fund was filed as an exhibit to Registrant's 10th Post-Effective Amendment to Form N-1A filed with the Commission on August 5, 1988, and is incorporated herein by reference.

(3)
Distribution Plan for the Sale of Shares of The Flex-funds Dynamic Growth Fund - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(4)
Distribution Plan for the Sale of Shares of The Flex-funds Aggressive Growth Fund- filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(5)
Distribution Plan for the Sale of Shares of The Flex-funds Defensive Balanced Fund (formerly The Defensive Growth Fund) -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(6)
Distribution Plan for the Sale of Shares of The Flex-funds Strategic Growth Fund (formerly The Focused Growth Fund) -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(7)
The 12b-1 Service Plan for The Socially Responsible Utilities Fund (formerly The Total Return Utilities Fund) was filed as an exhibit to the Registrant’s 29th Post-Effective Amendment to Form N-1A filed with the Commission on January 12, 1995 and is incorporated herein by reference.

(n)	Multiple Class Plan for The Money Market Fund - filed as an exhibit to the Registrant’s Post-Effective Amendment No. 48 filed on October 13, 2004, which exhibit is incorporated herein by reference.

(o)	Not applicable.

(p)
(1)   Code of Ethics of each Portfolio and the Registrant - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

(2)
Code of Ethics of Meeder Financial, Inc., formerly known as Muirfield Investors, Inc., and Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

(q)	Powers of Attorney of Trustees of Registrant filed as an exhibit hereto.

Item 24. Persons Controlled by or under Common Control with Registrant.

None.

Item 25. Indemnification

Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992. As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

Item 26. Business and Other Connections of Investment Adviser.

Not applicable.

Item 27. Principal Underwriters.

Not applicable.

Item 28. Location of Accounts and Records.

Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of The Huntington National Bank, the Trust's custodian, at 7 Easton Oval, Columbus, OH 43219. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.

Item 29. Management Services.

None

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 14th day of August, 2008.

THE FLEX-FUNDS

BY: /s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert S. Meeder, Jr.	President and Trustee	August 14, 2008
Robert S. Meeder, Jr.

James W. Didion*	Trustee	August 14, 2008
James W. Didion

/s/ Bruce E. McKibben	Treasurer, Principal Financial	August 14, 2008
Bruce E. McKibben	Officer and Principal Accounting Officer

Jack W. Nicklaus II*	Trustee	August 14, 2008
Jack W. Nicklaus II

Walter L. Ogle*	Trustee	August 14, 2008
Walter L. Ogle

Stuart M. Allen*	Trustee	August 14, 2008
Stuart M. Allen

Anthony V. D’Angelo*	Trustee	August 14, 2008
Anthony V. D’Angelo

*By: /s/ James B. Craver James B. Craver Executed by James B. Craver on behalf of those indicated pursuant to Powers of Attorney		August 14, 2008